Cover Page	Jul. 28, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 28, 2020
Entity Incorporation, State or Country Code	L2
Entity File Number	001-31560
Entity Tax Identification Number	98-0648577
Entity Address, Address Line One	38/39 Fitzwilliam Square
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 NX53
City Area Code	353
Local Phone Number	234-3136
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value $0.00001 per share
Trading Symbol	STX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Registrant Name	Seagate Technology plc
Entity Central Index Key	0001137789
Amendment Flag	false